Oct. 29, 2018
Janus Investment Fund
Janus Henderson Absolute Return Income Opportunities Fund

Class A Shares	Class S Shares	Class N Shares	Class T Shares
Class C Shares	Class I Shares	Class R Shares
Supplement dated June 20, 2019
to Currently Effective Prospectuses
On June 19, 2019, the Board of Trustees of Janus Henderson Absolute Return Income Opportunities Fund (the “Fund”) approved the FTSE 3-Month US Treasury Bill Index (the “T-Bill Index”) as the new primary benchmark for the Fund, replacing 3-Month USD LIBOR. The T-Bill Index is an unmanaged index designed to represent the average of Treasury bill rates for each of the prior 3 months, adjusted to a bond equivalent basis. Janus Capital believes that the T-Bill Index represents a more relevant cash benchmark for the Fund. In addition, regulators have signaled intent to phase out LIBOR as a key market interest rate by the end of 2021. The change in the Fund’s primary benchmark is not expected to impact how the Fund is managed. In addition to replacing the primary benchmark, Jason England will become Executive Vice President and Co-Portfolio Manager of the Fund.
Based on the above changes, effective on or about June 28, 2019, the Fund’s prospectuses are amended as follows:

1.	Under “Performance Information” in the Fund Summary section of the Fund’s prospectuses, the following table and footnotes replace the corresponding table and footnotes in their entirety:

Average Annual Total Returns (periods ended 12/31/17)
	1 Year	Since Inception (5/27/14)
Class I Shares
Return Before Taxes	2.43%	1.60%
Return After Taxes on Distributions	1.35%	0.58%
Return After Taxes on Distributions and Sale of Fund Shares(1)	1.41%	0.76%
FTSE 3-Month US Treasury Bill Index (reflects no deduction for expenses, fees, or taxes)	0.84%	0.32%
3-Month USD LIBOR (reflects no deduction for expenses, fees, or taxes)	1.11%	0.59%
Class A Shares
Return Before Taxes(2)	–2.70%	–0.03%
FTSE 3-Month US Treasury Bill Index (reflects no deduction for expenses, fees, or taxes)	0.84%	0.32%
3-Month USD LIBOR (reflects no deduction for expenses, fees, or taxes)	1.11%	0.59%
Class C Shares
Return Before Taxes(3)	0.41%	0.60%
FTSE 3-Month US Treasury Bill Index (reflects no deduction for expenses, fees, or taxes)	0.84%	0.32%
3-Month USD LIBOR (reflects no deduction for expenses, fees, or taxes)	1.11%	0.59%
Class S Shares
Return Before Taxes	1.99%	1.15%
FTSE 3-Month US Treasury Bill Index (reflects no deduction for expenses, fees, or taxes)	0.84%	0.32%
3-Month USD LIBOR (reflects no deduction for expenses, fees, or taxes)	1.11%	0.59%
Class N Shares
Return Before Taxes	2.47%	1.62%
FTSE 3-Month US Treasury Bill Index (reflects no deduction for expenses, fees, or taxes)	0.84%	0.32%
3-Month USD LIBOR (reflects no deduction for expenses, fees, or taxes)	1.11%	0.59%
Class R Shares
Return Before Taxes	1.71%	0.89%
FTSE 3-Month US Treasury Bill Index (reflects no deduction for expenses, fees, or taxes)	0.84%	0.32%
3-Month USD LIBOR (reflects no deduction for expenses, fees, or taxes)	1.11%	0.59%
Class T Shares
Return Before Taxes	2.23%	1.37%
FTSE 3-Month US Treasury Bill Index (reflects no deduction for expenses, fees, or taxes)	0.84%	0.32%
3-Month USD LIBOR (reflects no deduction for expenses, fees, or taxes)	1.11%	0.59%
(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
(2)	Calculated assuming maximum permitted sales loads.
(3)	The one year return is calculated to include the contingent deferred sales charge.

2.
Under “Performance Information” in the Fund Summary section of the Fund’s prospectuses, the following paragraph and bullet points replace the corresponding paragraph and bullet point after the table in their entirety:

Effective June 28, 2019, the Fund’s primary benchmark index changed from the 3-Month USD LIBOR to the FTSE 3-Month US Treasury Bill Index (the “T-Bill Index”). Janus Capital believes that the T-Bill Index represents a more relevant cash benchmark for the Fund, as it does not contain credit exposure. In addition, regulators have signaled intent to phase out LIBOR as a key market interest rate by the end of 2021. The indices are described below.

•	The T-Bill Index is an unmanaged index designed to represent the average of Treasury bill rates for each of the prior 3 months, adjusted to a bond equivalent basis.

•	The 3-Month USD LIBOR is a daily reference rate based on the interest rates at which banks offer to lend unsecured funds to other banks in the London wholesale money market (or interbank market).
Please retain this Supplement with your records.

Janus Investment Fund
Janus Henderson Absolute Return Income Opportunities Fund
Class D Shares
Supplement dated June 20, 2019
to Currently Effective Prospectuses
On June 19, 2019, the Board of Trustees of Janus Henderson Absolute Return Income Opportunities Fund (the “Fund”) approved the FTSE 3-Month US Treasury Bill Index (the “T-Bill Index”) as the new primary benchmark for the Fund, replacing 3-Month USD LIBOR. The T-Bill Index is an unmanaged index designed to represent the average of Treasury bill rates for each of the prior 3 months, adjusted to a bond equivalent basis. Janus Capital believes that the T-Bill Index represents a more relevant cash benchmark for the Fund. In addition, regulators have signaled intent to phase out LIBOR as a key market interest rate by the end of 2021. The change in the Fund’s primary benchmark is not expected to impact how the Fund is managed. In addition to replacing the primary benchmark, Jason England will become Executive Vice President and Co-Portfolio Manager of the Fund.
Based on the above changes, effective on or about June 28, 2019, the Fund’s prospectuses are amended as follows:

1.	Under “Performance Information” in the Fund Summary section of the Fund’s prospectuses, the following table and footnote replaces the corresponding table and footnote in their entirety:

Average Annual Total Returns (periods ended 12/31/17)
	1 Year	Since Inception (5/27/14)
Class D Shares
Return Before Taxes	2.20%	1.38%
Return After Taxes on Distributions	1.21%	0.44%
Return After Taxes on Distributions and Sale of Fund Shares(1)	1.28%	0.63%
FTSE 3-Month US Treasury Bill Index (reflects no deduction for expenses, fees, or taxes)	0.84%	0.32%
3-Month USD LIBOR (reflects no deduction for expenses, fees, or taxes)	1.11%	0.59%
(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

2.
Under “Performance Information” in the Fund Summary section of the Fund’s prospectuses, the following paragraph and bullet points replace the corresponding paragraph and bullet point after the table in their entirety:

Effective June 28, 2019, the Fund’s primary benchmark index changed from the 3-Month USD LIBOR to the FTSE 3-Month US Treasury Bill Index (the “T-Bill Index”). Janus Capital believes that the T-Bill Index represents a more relevant cash benchmark for the Fund, as it does not contain credit exposure. In addition, regulators have signaled intent to phase out LIBOR as a key market interest rate by the end of 2021. The indices are described below.

•	The T-Bill Index is an unmanaged index designed to represent the average of Treasury bill rates for each of the prior 3 months, adjusted to a bond equivalent basis.

•	The 3-Month USD LIBOR is a daily reference rate based on the interest rates at which banks offer to lend unsecured funds to other banks in the London wholesale money market (or interbank market).
Please retain this Supplement with your records.